Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Lives	Dec. 31, 2022
Building and Improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Building and Improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Machinery and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Machinery and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Trucks and Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Trucks and Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years